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Premier Shares Prospectus | General Municipal Money Market Funds, Inc.
Fund Summary Dreyfus National Municipal Money Market Fund
Investment Objective
The fund seeks to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Premier Shares Prospectus General Municipal Money Market Funds, Inc. Dreyfus National Municipal Money Market Fund - Premier Shares
Management fees	0.20%
Shareholder services fees	0.04%
Miscellaneous other expenses	0.08%
Total other expenses	0.12%
Total annual fund operating expenses	0.32%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Premier Shares Prospectus | General Municipal Money Market Funds, Inc. | Dreyfus National Municipal Money Market Fund - Premier Shares | USD ($)	33	103	180	406

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Premier Shares Prospectus | General Municipal Money Market Funds, Inc. | Dreyfus National Municipal Money Market Fund - Premier Shares | USD ($)	33	103	180	406

Principal Investment Strategy

To pursue its goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax.

Although the fund seeks to provide income exempt from federal income tax, income from some of the fund's holdings may be subject to the federal alternative minimum tax.

The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund seeks to invest in securities that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation (Dreyfus), the fund's sub-adviser, of the issuer's or guarantor's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, Dreyfus also evaluates, with respect to guarantors, whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's financial condition (including cash flows, revenues, and short-term debt coverage) and competitive positioning or reputation within the relevant sector. The relevance and significance of these ESG factors to an entity's financial condition, competitive positioning or reputation vary and are dependent on the specific sector in which a guarantor operates. With respect to guarantors of securities, relevant ESG considerations may include carbon financing and exposure, privacy and data security, responsible investments, corporate governance, business ethics, and financial system stability.

In evaluating ESG factors, Dreyfus considers ESG research developed by one or more of its affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. Identified ESG factors are incorporated within Dreyfus's credit risk analysis to determine whether such ESG factors have a positive, negative or neutral impact on Dreyfus's assessment of creditworthiness. Based on this determination, the fund may adjust the applicable credit or maturity limits for the relevant guarantor. Dreyfus, however, may determine, across all investments within the fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund. As a result, the fund may invest in securities guaranteed by guarantors that may be negatively impacted by ESG factors.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Premier shares from year to year. The table shows the average annual total returns of the fund's Premier shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)

During the periods shown in the chart: Best Quarter Q4, 2023: 0.87% Worst Quarter Q3, 2021: 0.00%
Average Annual Total Returns as of 12/31/23
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Premier Shares Prospectus | General Municipal Money Market Funds, Inc. | Dreyfus National Municipal Money Market Fund - Premier Shares	3.19%	1.35%	Nov. 23, 2020

For the fund's current yield, call toll-free 1-800-373-9387 (inside the U.S. only).